Fair Value Estimation (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques

The table below summarizes the Group’s financial instruments carried at fair value as of December 31, 2022 and June 30, 2023 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(i)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).
(ii)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).
(iii)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Cash equivalents	127,926	-	-	127,926
Financial assets at fair value through other comprehensive income (current)	271,499	239,751	-	511,250
Financial assets at fair value through other comprehensive income (non-current)	11,739	54,005	-	65,744
Total	411,164	293,756	-	704,920

As of June 30, 2023	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Cash equivalents	386,378	-	-	386,378
Financial assets at fair value through other comprehensive income (current)	157,606	203,373	-	360,979
Total	543,984	203,373	-	747,357

Summary of Changes in Financial Instruments of Short-term and Long-term Investments	The following table presents the changes in Level 1 and 2 instruments of short-term and long-term investments for the six months ended June 30, 2022 and 2023.

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Opening balance	-	576,994
Additions	481,029	214,596
Settlements (including coupon interest received)	(452)	(453,967)
Accrued interest	561	1,758
Discount Accreted	527	7,240
Change in fair value debited to other comprehensive (loss) / income*	(1,311)	1,533
Exchange difference	-	12,825
Closing balance	480,354	360,979

*includes unrealized gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period

Summary of Financial Assets at Fair Value Through Profit or Loss

The following table presents the changes in Level 3 instruments of short-term investment in wealth management products for the six months ended June 30, 2022. As of June 30, 2023, the Group did not have any Level 3 investments.

Six Months Ended June 30,
2022
RMB’000
Financial assets at fair value through profit or loss
Opening balance	-
Additions	41,000
Settlements	(41,140)
Fair value gains recognized in profit or loss	140
Closing balance	-

Investments in money market funds are reflected as Level 1 instruments and as cash equivalents. The following table presents the changes in Level 1 instruments of money market funds included in cash equivalents for the six months ended June 30, 2022 and 2023.

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	-	127,926
Additions	643,255	453,967
Settlements (including coupon interest received, net of fees)	(474,870)	(215,220)
Interest income credited to profit or loss	386	5,444
Exchange difference	22,181	14,261
Closing balance	190,952	386,378